Financial Instruments and Fair Value Measurements	12 Months Ended
Dec. 31, 2022
Financial Instruments and Fair Value Measurements
Financial Instruments and Fair Value Measurements

9.Financial Instruments and Fair Value Measurements

The Company’s financial instruments include the warrant derivative at December 31, 2022 and 2021. The derivative was valued at fair value at the end of each reporting period. At December 31, 2022 and 2021, the levels in the fair value hierarchy into which the Company’s financial assets and liabilities are measured and recognized on the Consolidated Balance Sheets at fair value are categorized as follows:

	Level 1	Level 2	Level 3

	December 31, 2022
Warrant Derivative (Note 6)	$—	$—	$1,732
Total	$—	$—	$1,732

	December 31, 2021
Warrant Derivative (Note 6)	—	—	$100,770
Total	$—	$—	$100,770

The Company uses the Black-Scholes Option Pricing Model or other valuation models for valuation of its Convertible Note Derivatives and warrant derivative. Valuation models require the input of subjective assumptions including expected share price volatility, interest rate and forfeiture rate. Changes in the input assumptions can materially affect the fair value estimate and the Company’s net loss.